Restricted Net Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Net Assets [Abstract]
Percentage of net after-tax income of Group's subsidiary and VIE required to be annually appropriated to the statutory general reserve fund prior to payment of any dividends	10.00%	10.00%	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%	50.00%	50.00%
Restricted net assets	$ 9,631	$ 4,294
Restricted cash	$ 0	$ 5,234